Recent Developments (Details)	Feb. 19, 2019 R / shares $ / shares	Feb. 19, 2019 R / shares	Feb. 14, 2019 USD ($)	Feb. 20, 2018 $ / shares	Feb. 20, 2018 R / shares	Feb. 21, 2017 $ / shares	Feb. 21, 2017 R / shares	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)			$ 1
Estimated Provision for Decommissioning Restoration and Rehabilitation Costs								$ 19,700,000
Dividends declared per share | (per share)				$ 0.06	R 0.70	$ 0.1	R 1.30
Declaration of Dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | (per share)	$ 0.07	R 0.95
Foreign exchange rate | R / shares	13.7619	13.7619